SEXTANT GROWTH FUND
Sextant Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SEXTANT GROWTH FUND Sextant Growth Fund
Management Fees (vary with performance)	[1]	0.55%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.96%
[1]	Restated to reflect a reduction in the Advisory and Administrative Services base fee and a reduction in the maximum rate of the performance adjustment, as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SEXTANT GROWTH FUND Sextant Growth Fund	98	306	531	1,178

Portfolio Turnover
The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.04% of the average value of its portfolio.
Principal Investment Strategies
The Growth Fund seeks capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies and generally follows a value investment style. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.
Principal Risks of Investing
The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.
Performance
The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q1 2012	12.31%
Worst Quarter	Q4 2008	-20.39%

Average Annual Total Returns for periods ended December 31, 2014
Average Annual Total Returns SEXTANT GROWTH FUND	1 Year	5 Year	10 Year
Sextant Growth Fund	13.32%	13.09%	8.07%
Sextant Growth Fund Return after taxes on distributions	11.92%	12.28%	7.62%
Sextant Growth Fund Return after taxes on distributions and sale of Fund shares	8.47%	12.01%	7.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.